Federated Hermes Emerging Market Debt Fund
A Portfolio of Federated Hermes World Investment Series, Inc.
CLASS A SHARES (TICKER IHIAX)
CLASS C SHARES (TICKER IHICX)
INSTITUTIONAL SHARES (TICKER EMDIX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2023
On February 14, 2023, the Board of Trustees of Federated Hermes Emerging Market Debt Fund (the “Fund”) approved the transfer of the sub-advisory agreement of the Fund from Federated Hermes (UK) LLP to Hermes Investment Management Limited. The Fund’s Summary Prospectus, Prospectus and Statement of Additional Information were supplemented on April 20, 2023 to describe the changes related to the transfer which was anticipated for July 1, 2023.
As of the date of this supplement, shareholders are advised that the sub-advisory services transfer has been postponed and that Federated Hermes (UK) LLP remains the Fund’s sub-adviser.
Shareholders will be advised when a new transfer date is determined.
June 30, 2023

Federated Hermes Emerging Market Debt Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456029 (7/23)
© 2023 Federated Hermes, Inc.